Expense Example	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class R 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Global Dividend Income Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class A 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class C 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 1 Year	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 3 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 5 Years	Prospectus #7 Eaton Vance Global Income Builder Fund Class R 10 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class A 1 Year	Prospectus #8 Eaton Vance High Income Opportunities Fund Class A 3 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class A 5 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class A 10 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class C 1 Year	Prospectus #8 Eaton Vance High Income Opportunities Fund Class C 3 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class C 5 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class C 10 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class I 1 Year	Prospectus #8 Eaton Vance High Income Opportunities Fund Class I 3 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class I 5 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class I 10 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class R6 1 Year	Prospectus #8 Eaton Vance High Income Opportunities Fund Class R6 3 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class R6 5 Years	Prospectus #8 Eaton Vance High Income Opportunities Fund Class R6 10 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class A 1 Year	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class A 3 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class A 5 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class A 10 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class C 1 Year	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class C 3 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class C 5 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class C 10 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class I 1 Year	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class I 3 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class I 5 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class I 10 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class R6 1 Year	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class R6 3 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class R6 5 Years	Prospectus #9 Eaton Vance Multi-Asset Credit Fund Class R6 10 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class A 1 Year	Prospectus #10 Parametric Tax-Managed International Equity Fund Class A 3 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class A 5 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class A 10 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class C 1 Year	Prospectus #10 Parametric Tax-Managed International Equity Fund Class C 3 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class C 5 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class C 10 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class I 1 Year	Prospectus #10 Parametric Tax-Managed International Equity Fund Class I 3 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class I 5 Years	Prospectus #10 Parametric Tax-Managed International Equity Fund Class I 10 Years
USD ($)	461	758	1,077	1,978	317	680	1,170	2,327	117	376	655	1,450	166	525	908	1,983	104	325	563	1,248	327	542	776	1,445	265	511	881	1,762	79	246	428	954	415	655	915	1,656	67	263	475	1,086	285	874	1,489	3,147	601	1,171	1,765	3,370	435	1,021	1,731	3,500	260	799	1,365	2,905	263	808	1,380	2,934	107	334	579	1,283	430	651	891	1,577	284	569	980	1,927	83	259	450	1,002	77	240	417	930	110	343	595	1,317	432	657	901	1,599	286	576	990	1,951	85	265	460	1,025	79	246	428	954	436	672	927	1,655	288	582	1,001	1,981	87	271	471	1,049	424	844	1,290	2,527	275	756	1,363	2,830	74	450	852	1,977	520	943	1,391	2,632	374	856	1,463	2,932	174	553	958	2,089	224	706	1,214	2,610	171	544	942	2,057	464	757	1,071	1,961	315	664	1,139	2,271	115	359	622	1,375	166	514	887	1,933	107	334	579	1,283	443	694	963	1,732	298	612	1,052	2,080	97	303	525	1,166	148	459	792	1,735	643	892	1,160	1,925	300	618	1,062	2,102	99	309	536	1,190	641	886	1,150	1,903	298	612	1,052	2,080	97	303	525	1,166	647	904	1,180	1,968	304	630	1,083	2,144	635	868	1,120	1,838	292	594	1,021	2,016	91	284	493	1,096	637	874	1,130	1,860	294	600	1,032	2,038	93	290	504	1,120	660	975	1,312	2,262	117	397	699	1,555	638	883	1,147	1,901	295	609	1,049	2,078	94	300	523	1,164	145	456	789	1,733	419	618	833	1,453	273	536	923	1,810	72	224	390	871	61	192	335	750	419	618	833	1,453	274	539	928	1,818	72	224	390	871	66	208	362	810	626	916	1,227	2,107	283	644	1,131	2,283	82	335	608	1,387